Notes to Profit or Loss - Revenues - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Revenues	€ 71,755,303	€ 76,442,505	€ 66,790,840
Service fee revenues [member]
Disclosure of revenue [line items]
Revenues	9,200,000	5,900,000	22,000,000
Service fee revenues [member] | Proprietary development segment [member]
Disclosure of revenue [line items]
Revenues	5,200,000	3,000,000	800,000
Service fee revenues [member] | Partnered discovery segment [member]
Disclosure of revenue [line items]
Revenues	4,000,000	2,900,000	21,200,000
Milestone payments and royalties [member]
Disclosure of revenue [line items]
Revenues	62,300,000	19,300,000	7,300,000
Revenue from performance obligations satisfied or partially satisfied in previous periods	62,000,000	19,000,000	7,800,000
Milestone payments and royalties [member] | Partnered discovery segment [member]
Disclosure of revenue [line items]
Revenues	29,100,000	33,200,000
License fees [member]
Disclosure of revenue [line items]
Revenues	€ 300,000	51,200,000	37,500,000
License fees [member] | Proprietary development segment [member]
Disclosure of revenue [line items]
Revenues		50,600,000	16,800,000
License fees [member] | Partnered discovery segment [member]
Disclosure of revenue [line items]
Revenues		€ 600,000	€ 20,700,000